INCOME TAXES - Components of Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Federal									$ 861	$ 181	$ (260)
Foreign									3,397	3,281	3,788
State									388	388	(41)
Total current income taxes									4,646	3,850	3,487
Deferred
Federal									3,019	2,510	2,867
Foreign									(4)	361	(716)
State									(221)	476	548
Total deferred income taxes									2,794	3,347	2,699
Provision (benefit) for income tax on continuing operations before noncontrolling interests	$ 1,403	$ 1,881	$ 2,036	$ 2,120	$ 1,077	$ 2,068	$ 1,921	$ 2,131	7,440	7,197	6,186
Provision (benefit) for income taxes on discontinued operations									(29)	12	(244)
Income tax expense (benefit) reported in stockholders’ equity related to:
FX translation									(906)	65	(48)
Investment securities									(498)	1,007	(1,300)
Employee stock plans									(35)	(87)	28
Cash flow hedges									176	207	625
Benefit plans									(24)	(660)	698
Retained earnings									0	(353)	0
Income taxes before non-controlling interests									6,124	7,388	5,945
Provision (benefit) for effect of securities transactions									239	200	262
Provision (benefit) for effect of other-than-temporary-impairment losses									$ (93)	$ (148)	$ (187)